Stock Options, Stock Purchase Plan and Warrants - Warrant Activity is Summarized (Detail) (Warrant [Member], USD $)	0 Months Ended				12 Months Ended
	Mar. 16, 2014	Mar. 12, 2014	Feb. 07, 2014	Jan. 09, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding, beginning balance					1,358,333	1,358,333	2,156,750
Warrants, Granted				200,000			200,000
Warrants, Exercised		(375,000)	(83,333)		(458,333)		(900,000)
Warrants, Expired	(250,000)				(250,000)		(98,417)
Warrants, Cancelled					0	0	0
Warrants outstanding, ending balance					650,000	1,358,333	1,358,333
Warrants exercisable, ending balance					530,000
Weighted Average Exercise Price Warrants outstanding, beginning balance					$ 1.24	$ 1.24	$ 1.34
Weighted average exercise price, granted				$ 1.43			$ 1.43
Weighted Average Exercised Price, Exercised					$ 1.00		$ 1.50
Weighted Average Exercised Price, Expired					$ 1.05		$ 1.50
Weighted Average Exercised Price, Cancelled					0.00
Weighted Average Exercised Price, Warrants outstanding, ending balance					$ 1.48	$ 1.24	$ 1.24
Weighted Average Exercised Price, Warrants exercisable, ending balance					$ 1.49